CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of critical accounting estimates and judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of consolidated financial statements under IFRS requires the Company to make estimates and judgments that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated and are based on historical experience and other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Included in this note are accounting policies and/or estimates that cover areas for which the directors and management require judgments and/or assumptions that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities in the future. These policies together with references to the related notes to the financial statements, which include further commentary on the nature of the estimates and judgments made, can be found below:

Revenues presentation – gross vs. net:
The Group applies judgment in determining whether it is acting as a principal or an agent where it provides services and third-party games to business partners and other customers. In making these judgments the Group determined whether the nature of its promise is a performance obligation to provide the specified services itself (the entity is a principal) or to arrange for the other party to provide those services (i.e. the entity is an agent). See also Note 2s.

Funding transactions with related parties:
The fair values of the funding transactions with related parties, the reserve relating to the funding transactions with related parties and the related interest expenses are recorded based on discounted cash flow of the anticipated repayments, calculated using a market interest rate determined by a third-party appraiser. For further details, see Note 9.

Business combination – preliminary purchase price allocation and goodwill impairment evaluation:
With respect to Aspire Business Combination preliminary purchase price allocation and year-end goodwill impairment evaluation and with the assistance of a third-party appraiser, the Group applied certain assumptions and judgments in the preparation of discounted cash flows primarily with respect to intangible assets and CGUs, see Notes 4 and 19.

Contingent consideration on business combination:
The Group calculated the contingent consideration on BTOBET business combination based on the 2022 results and its understanding of the relating agreement. For further details, see Note 14.

Capitalization of development costs:
Costs relating to internally generated intangible assets are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on management’s judgment that technological and economic feasibility criteria are met. In making this judgment, Management considers the progress made in each development project and its latest forecasts for each project. For further details, see Note 8.

Income taxes:
The Group operates substantially in many countries. The applicability of corporate income taxes of those jurisdictions and/or the allocation of the Group's taxable income to those jurisdictions are subject to management’s assessments and judgments after consultations with the Group’s tax advisors. For further details, see Notes 2Y and 23.

Share based payments:
The compensation expenses of stock options are vested over service periods. Stock based compensation expenses were recorded based on the fair values of the options, using the Black-Scholes model and its underlying assumptions.